CONSOLIDATED STATEMENTS OF INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017
REVENUES
Oil and gas sales	$ 532.2	$ 673.4
Royalties, net of incentives	(24.2)	(45.8)
Revenue from oil and gas sales (net royalties, net of incentives)	508.0	627.6
Realized gain (loss) on commodity risk management	(67.5)	(19.8)
Change in fair value of commodity risk management contracts	35.6	14.2
Revenue	476.1	622.0
EXPENSES
Operating	79.5	217.5
Diluent and other purchases	229.5	163.5
Transportation	22.7	27.1
General and administrative	34.7	61.5
Depletion, depreciation and amortization	162.3	207.6
Impairment	91.0	634.4
Operating expenses	619.7	1,311.6
OPERATING INCOME (LOSS)	(143.6)	(689.6)
Other (income) expense items
(Gain) loss on disposition of properties	1.0	62.6
Unrealized foreign exchange (gain) loss	14.9	(51.4)
Realized foreign exchange (gain) loss	(0.8)	38.4
Interest and financing charges	49.8	70.7
Restructuring costs	0.4	37.0
Loss on extinguishment of debt	0.0	56.7
Accretion	7.0	11.4
Other (income) expense	1.2	(7.4)
INCOME (LOSS) BEFORE TAXES	(217.1)	(907.6)
Deferred income tax (recovery) expense	342.2	(223.8)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ (559.3)	$ (683.8)
Earnings per share [abstract]
Basic (in CAD per share)	$ (1.01)	$ (1.24)
Diluted (in CAD per share)	$ (1.01)	$ (1.24)

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}